Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Prodigy Finance Limited (the “Company”)
Deutsche Bank Securities Inc. (the “Structuring Agent”)
(together, the “Specified Parties”)

Re: Prodigy CM 2021-1 – Data File Procedures

We have performed the procedures described below on the specified attributes identified by the Company in an electronic data file entitled “Prodigy 2021-1 Tape.xlsx” (the “Data File”), provided on May 26, 2021, containing information on 8,226 student loans (the “Student Loans”) as of May 26, 2021 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by Prodigy CM 2021-1. The Company is responsible for the specified attributes identified by the Company in the Data File. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting users in evaluating the accuracy of the specified attributes identified by the Company in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “D-Pay System” means the Company’s servicing system.

•	The term “Platform System” means the Company’s document management system.

•	The term “Loan Status Categories” means a list of loan status / sub status in the D-Pay System corresponding to each Borrower Status in the Data File, provided by the Company on June 6, 2021.

•	The term “Course Type Categories” means a list of course types in the D-Pay System corresponding to each Degree Type in the Data File, provided by the Company on June 6, 2021.

•	The term “Sources” means electronic records from the D-Pay System, copies of Loan Agreements in the Platform System, the Loan Status Categories, and Course Type Categories.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in the table below.

We were instructed by the Company to perform the following agreed-upon procedures on the Student Loans in the Data File.

A.	We randomly selected a sample of 150 Student Loans from the Data File (the “Sample Student Loans”). A listing of the Sample Student Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Student Loans we were instructed to randomly select from the Data File.

B.	For each Sample Student Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information contained in the Sources, subject to the Instructions. The Specified Parties indicated that the absence of any of the specified documents in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing instructions provided by the Company, as applicable, constituted an exception. The Sources are listed in the order of priority until such attribute was agreed.

Attribute	Sources / Instructions
Application ID	Application ID in D-Pay System
Borrower Status	Loan Status / Sub Status in D-Pay System and Loan Status Categories
Original Loan Balance	Loan Amount in D-Pay System
Current Loan Balance

If Borrower Status is “Repay,” recompute as the difference between the Closing Balance in D-Pay System and “INTERESTAFTERGRACEBALANCE” field in the Data File.

If Borrower Status is “Grace,” recompute as the difference between the Closing Balance in D-Pay System and “INTERESTGRACEBALANCE” field in the Data File.

Degree Type	Course Type in D-Pay System and Course Type Categories
Loan Interest Margin	Margin in D-Pay System
Remaining Term (Months)	Recompute by subtracting Active term from Total term in D-Pay System
Remaining Grace Period (Months)	If the Borrower Status is “Repay,” consider the Remaining Grace Period (Month) to be “0.” If the Borrower Status is “Grace” and the first repayment date appearing in the Data File is in May 2021, consider the Remaining Grace Period (Month) to be “1.” For all other Sample Student Loans, recompute Remaining Grace Period (Month) by subtracting Active term from Grace term in D-Pay System.
Repayment Period (Months)	Repayment term in D-Pay System
Months in Repayment	Number of months in Repayment in D-Pay System
School Name	School Name in D-Pay System
Nationality	Nationality in D-Pay System
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C.	For each Sample Student Loan, we observed the presence of a signed Loan Agreement containing the same borrower name as that appearing in D-Pay System and with a Total Amount of Credit equal to the Original Loan Balance. We make no representation about the authenticity of the signature(s) on the Loan Agreement.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information indicated in the Data File, Sources, and Instructions, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information or instructions provided to us by the Company, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Sources, which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (NRSRO).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
June 21, 2021

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Exhibit A

The Sample Student Loans

Sample Student Loan #	Application ID	Sample Student Loan #	Application ID	Sample Student Loan #	Application ID
1	20211001	51	20211051	101	20211101
2	20211002	52	20211052	102	20211102
3	20211003	53	20211053	103	20211103
4	20211004	54	20211054	104	20211104
5	20211005	55	20211055	105	20211105
6	20211006	56	20211056	106	20211106
7	20211007	57	20211057	107	20211107
8	20211008	58	20211058	108	20211108
9	20211009	59	20211059	109	20211109
10	20211010	60	20211060	110	20211110
11	20211011	61	20211061	111	20211111
12	20211012	62	20211062	112	20211112
13	20211013	63	20211063	113	20211113
14	20211014	64	20211064	114	20211114
15	20211015	65	20211065	115	20211115
16	20211016	66	20211066	116	20211116
17	20211017	67	20211067	117	20211117
18	20211018	68	20211068	118	20211118
19	20211019	69	20211069	119	20211119
20	20211020	70	20211070	120	20211120
21	20211021	71	20211071	121	20211121
22	20211022	72	20211072	122	20211122
23	20211023	73	20211073	123	20211123
24	20211024	74	20211074	124	20211124
25	20211025	75	20211075	125	20211125
26	20211026	76	20211076	126	20211126
27	20211027	77	20211077	127	20211127
28	20211028	78	20211078	128	20211128
29	20211029	79	20211079	129	20211129
30	20211030	80	20211080	130	20211130
31	20211031	81	20211081	131	20211131
32	20211032	82	20211082	132	20211132
33	20211033	83	20211083	133	20211133
34	20211034	84	20211084	134	20211134
35	20211035	85	20211085	135	20211135
36	20211036	86	20211086	136	20211136
37	20211037	87	20211087	137	20211137
38	20211038	88	20211088	138	20211138
39	20211039	89	20211089	139	20211139
40	20211040	90	20211090	140	20211140
41	20211041	91	20211091	141	20211141
42	20211042	92	20211092	142	20211142
43	20211043	93	20211093	143	20211143
44	20211044	94	20211094	144	20211144
45	20211045	95	20211095	145	20211145
46	20211046	96	20211096	146	20211146
47	20211047	97	20211097	147	20211147
48	20211048	98	20211098	148	20211148
49	20211049	99	20211099	149	20211149
50	20211050	100	20211100	150	20211150

Note: The Company has assigned a unique Application ID to each Student Loan in the Data File. The Application IDs referred to in this Exhibit are not the Company’s Application IDs.